Organization and Principal Activities - Schedule of Details of Subsidiaries, VIE and Its Subsidiaries and Schools (Details)	12 Months Ended
Dec. 31, 2018
VIE | Puxin Education | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Sep. 28, 2014
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Beijing Shangxin | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Sep. 28, 2014
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Beijing Meikaida | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 18, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Beijing Meitong | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jul. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Yunnan Pude | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jan. 04, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Taiyuan Puxin Arts | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Apr. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Taiyuan Fubusi | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Apr. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Taiyuan Puxin Communication | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Taiyuan Mercan | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Tianjin Xinsiyuan | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Tianjin Shengjia | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 30, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Guizhou Puxintian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Qingzhen Tiantian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Baiyun Tiantian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Wudang Tiantian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Huaxi Tiantian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Yunyan Tiantian | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 22, 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Nanjing Diyu | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jan. 18, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Nanjing Innovation | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jan. 18, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Shanghai Pukuan | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	May 05, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Shanghai Xinkebiao | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	May 05, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Beijing Hope | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jun. 21, 2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | ZMN Education | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jul. 31, 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Shanghai GEDU | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Aug. 16, 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Shandong Zengyu | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 01, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
VIE’s significant subsidiaries and schools | Jinan Tiancai | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Nov. 01, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services
Subsidiaries | Prepshine HK | Hong Kong
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Apr. 13, 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Subsidiaries | Purong Information | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Jan. 08, 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Holding company
Subsidiaries | Beijing GEDU | PRC
Organization And Principal Activities [Line Items]
Later of date of establishment or acquisition	Aug. 16, 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Education services